Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000141764
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 131,999	$ 132,736	$ 133,104	$ 131,508	$ 130,841	$ 129,564	$ 128,867	$ 128,403	$ 127,706	$ 128,170	$ 127,474	$ 126,313	$ 126,545	$ 124,571	$ 123,178	$ 122,366	$ 120,225	$ 117,869	$ 118,318	$ 118,206	$ 118,094	$ 115,626	$ 113,608	$ 114,168	$ 114,281	$ 115,066	$ 114,505	$ 113,383	$ 112,486	$ 111,589	$ 110,916	$ 112,150	$ 111,813	$ 112,598	$ 115,178	$ 115,851	$ 117,533	$ 116,075	$ 116,636	$ 118,879	$ 118,217	$ 119,430	$ 119,540	$ 119,650	$ 119,209	$ 119,650	$ 118,658	$ 118,217	$ 115,129	$ 114,908	$ 113,475	$ 112,923	$ 109,582	$ 106,482	$ 107,230	$ 107,444	$ 106,268	$ 104,878	$ 101,778	$ 98,891	$ 97,288	$ 113,645	$ 114,714	$ 114,179	$ 112,610	$ 111,992	$ 111,785	$ 111,889	$ 113,332	$ 112,404	$ 110,754	$ 111,889	$ 110,960	$ 111,064	$ 109,826	$ 106,939	$ 108,187	$ 108,086	$ 109,807	$ 108,491	$ 108,187	$ 107,175	$ 107,276	$ 108,896	$ 107,884	$ 107,479	$ 108,896	$ 108,592	$ 108,648	$ 109,342	$ 108,350	$ 108,449	$ 107,457	$ 106,465	$ 107,556	$ 106,366	$ 104,778	$ 103,786	$ 102,992	$ 101,305	$ 100,451	$ 100,649	$ 100,649	$ 99,760	$ 99,760	$ 98,673	$ 99,167	$ 98,278	$ 96,994	$ 95,611	$ 97,784	$ 99,957	$ 100,674	$ 100,193	$ 99,904	$ 100,578	$ 101,638	$ 99,711	$ 100,867	$ 99,615	$ 100,000
C000145025
Account Value [Line Items]
Line Graph and Table Measure Name	Class D
Account Value	$ 12,817	12,900	12,936	12,781	12,714	12,600	12,532	12,487	12,419	12,476	12,407	12,294	12,317	12,135	11,987	11,919	11,712	11,493	11,537	11,526	11,515	11,273	11,086	11,141	11,152	11,229	11,174	11,065	10,988	10,911	10,845	10,966	10,933	11,010	11,273	11,328	11,504	11,372	11,427	11,646	11,581	11,700	11,722	11,733	11,700	11,743	11,646	11,603	11,312	11,290	11,139	11,096	10,778	10,463	10,537	10,568	10,453	10,327	10,022	9,738	9,581	11,188	11,293	11,241	11,095	11,034	11,023	11,034	11,156	11,064	10,911	11,023	10,962	10,972	10,860	10,574	10,695	10,695	10,865	10,735	10,705	10,614	10,624	10,795	10,695	10,654	10,805	10,775	10,780	10,849	10,750	10,770	10,681	10,582	10,691	10,582	10,423	10,334	10,255	10,087	10,004	10,024	10,024	9,945	9,935	9,826	9,886	9,797	9,678	9,540	9,757	9,984	10,048	10,000	9,981	10,039	10,154	9,961	10,077	9,961	10,000
C000145027
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,308	13,395	13,420	13,271	13,189	13,071	13,001	12,953	12,883	12,930	12,847	12,730	12,753	12,565	12,412	12,329	12,119	11,880	11,926	11,903	11,891	11,653	11,448	11,494	11,505	11,584	11,528	11,414	11,323	11,243	11,175	11,289	11,255	11,334	11,596	11,653	11,823	11,675	11,744	11,960	11,893	12,016	12,027	12,027	11,993	12,038	11,926	11,893	11,580	11,557	11,401	11,345	11,017	10,703	10,779	10,801	10,682	10,541	10,227	9,935	9,773	11,418	11,515	11,461	11,304	11,242	11,231	11,231	11,377	11,283	11,127	11,231	11,137	11,148	11,023	10,731	10,849	10,849	11,023	10,890	10,849	10,757	10,757	10,931	10,829	10,778	10,921	10,890	10,886	10,957	10,856	10,866	10,766	10,676	10,776	10,666	10,496	10,406	10,316	10,155	10,058	10,078	10,078	9,989	9,979	9,869	9,929	9,839	9,710	9,570	9,789	10,009	10,068	10,019	9,990	10,058	10,165	9,961	10,078	9,951	10,000
Blackstone Index: HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Account Value	$ 120,001	120,893	120,555	119,361	119,349	118,355	119,142	118,020	117,527	116,663	116,303	115,609	116,237	114,796	113,753	113,388	111,838	110,585	111,497	111,611	111,246	110,669	109,833	110,346	109,971	111,295	111,820	109,984	110,050	109,885	109,797	110,861	109,818	109,228	111,230	112,468	113,489	112,947	113,355	115,046	114,508	116,004	114,970	115,408	114,629	115,135	114,699	114,265	112,433	112,500	110,816	110,993	108,339	105,368	105,600	105,780	104,175	102,798	101,030	99,596	96,808	102,858	104,358	103,932	102,683	101,637	101,328	100,877	100,492	99,723	98,142	98,818	98,168	98,335	97,717	95,684	97,562	98,167	101,314	102,016	101,557	101,708	101,897	101,629	101,535	102,542	105,086	102,578	101,830	101,763	101,065	100,467	100,173	99,253	99,041	98,800	98,382	98,355	97,262	96,777	95,955	95,125	95,672	95,145	94,994	93,633	93,449	93,022	92,644	91,509	91,804	94,413	95,685	96,382	94,992	97,001	99,198	99,224	100,474	100,214	100,000
Blackstone Index: HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Account Value	$ 12,000	12,089	12,055	11,936	11,935	11,836	11,914	11,802	11,753	11,666	11,630	11,561	11,624	11,480	11,375	11,339	11,184	11,058	11,150	11,161	11,125	11,067	10,983	11,035	10,997	11,129	11,182	10,998	11,005	10,988	10,980	11,086	10,982	10,923	11,123	11,247	11,349	11,295	11,335	11,505	11,451	11,600	11,497	11,541	11,463	11,514	11,470	11,427	11,243	11,250	11,082	11,099	10,834	10,537	10,560	10,578	10,418	10,280	10,103	9,960	9,681	10,286	10,436	10,393	10,268	10,164	10,133	10,088	10,049	9,972	9,814	9,882	9,817	9,834	9,772	9,568	9,756	9,817	10,131	10,202	10,156	10,171	10,190	10,163	10,154	10,254	10,509	10,258	10,183	10,176	10,107	10,047	10,017	9,925	9,904	9,880	9,838	9,835	9,726	9,678	9,596	9,513	9,567	9,515	9,499	9,363	9,345	9,302	9,264	9,151	9,180	9,441	9,569	9,638	9,499	9,700	9,920	9,922	10,047	10,021	10,000
Blackstone Index: HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Account Value	$ 12,000	12,089	12,055	11,936	11,935	11,836	11,914	11,802	11,753	11,666	11,630	11,561	11,624	11,480	11,375	11,339	11,184	11,058	11,150	11,161	11,125	11,067	10,983	11,035	10,997	11,129	11,182	10,998	11,005	10,988	10,980	11,086	10,982	10,923	11,123	11,247	11,349	11,295	11,335	11,505	11,451	11,600	11,497	11,541	11,463	11,514	11,470	11,427	11,243	11,250	11,082	11,099	10,834	10,537	10,560	10,578	10,418	10,280	10,103	9,960	9,681	10,286	10,436	10,393	10,268	10,164	10,133	10,088	10,049	9,972	9,814	9,882	9,817	9,834	9,772	9,568	9,756	9,817	10,131	10,202	10,156	10,171	10,190	10,163	10,154	10,254	10,509	10,258	10,183	10,176	10,107	10,047	10,017	9,925	9,904	9,880	9,838	9,835	9,726	9,678	9,596	9,513	9,567	9,515	9,499	9,363	9,345	9,302	9,264	9,151	9,180	9,441	9,569	9,638	9,499	9,700	9,920	9,922	10,047	10,021	10,000
Blackstone Index: MSCI World Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Total Return Index
Account Value	$ 260,792	272,949	274,845	265,423	272,424	260,394	265,600	260,724	253,919	249,479	244,419	233,827	242,735	235,049	225,404	222,681	212,189	193,911	199,656	208,581	213,596	206,603	194,751	196,563	193,080	187,161	191,694	178,982	186,846	174,618	162,877	179,489	187,244	173,425	189,798	189,508	206,587	200,941	206,093	217,559	208,589	213,194	201,717	210,362	205,192	201,524	198,507	195,573	186,794	180,687	176,108	177,833	170,550	151,157	155,896	161,400	151,237	144,282	140,503	133,940	120,689	138,992	151,754	152,640	148,145	144,064	140,451	137,461	140,262	139,532	130,855	138,735	133,909	132,085	128,166	118,877	128,607	127,097	137,134	136,318	134,589	130,481	130,496	129,561	128,011	130,777	136,369	129,502	127,735	124,963	122,615	119,877	119,648	116,816	116,325	113,807	112,092	110,832	107,788	105,224	102,729	101,218	103,189	102,597	102,460	98,282	99,347	98,702	97,104	90,871	91,496	97,292	98,992	99,438	92,112	95,595	102,324	100,487	102,837	102,397	100,000
Blackstone Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 106,270	105,571	104,083	103,493	105,767	105,409	109,062	107,239	104,757	101,943	101,800	100,484	103,082	102,517	103,822	105,275	101,074	96,222	97,386	100,316	101,708	101,008	101,016	103,030	102,578	99,435	102,850	99,584	99,049	94,593	95,251	100,412	104,541	102,361	105,756	105,471	111,586	115,096	116,482	118,920	119,087	119,433	119,721	121,890	122,404	120,798	121,870	120,735	119,233	121,567	123,695	124,793	123,143	120,942	120,821	121,257	121,439	117,685	116,647	116,136	113,900	116,511	115,732	114,273	113,611	114,479	113,722	114,890	112,601	112,914	110,465	108,989	109,313	107,961	108,586	106,958	104,838	104,511	105,692	106,611	106,499	106,678	107,154	107,973	109,731	108,575	109,547	108,257	107,883	106,698	107,103	108,077	107,017	105,247	105,340	103,734	102,578	102,421	101,939	100,803	101,268	105,458	108,468	107,874	108,401	107,590	104,537	105,959	104,568	101,816	99,599	98,743	98,221	99,874	99,664	99,158	99,043	98,822	99,257	101,063	100,000
Blackstone Index: MSCI World Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Total Return Index
Account Value	$ 26,079	27,295	27,485	26,542	27,242	26,039	26,560	26,072	25,392	24,948	24,442	23,383	24,274	23,505	22,540	22,268	21,219	19,391	19,966	20,858	21,360	20,660	19,475	19,656	19,308	18,716	19,169	17,898	18,685	17,462	16,288	17,949	18,724	17,342	18,980	18,951	20,659	20,094	20,609	21,756	20,859	21,319	20,172	21,036	20,519	20,152	19,851	19,557	18,679	18,069	17,611	17,783	17,055	15,116	15,590	16,140	15,124	14,428	14,050	13,394	12,069	13,899	15,175	15,264	14,815	14,406	14,045	13,746	14,026	13,953	13,085	13,873	13,391	13,208	12,817	11,888	12,861	12,710	13,713	13,632	13,459	13,048	13,050	12,956	12,801	13,078	13,637	12,950	12,773	12,496	12,261	11,988	11,965	11,682	11,632	11,381	11,209	11,083	10,779	10,522	10,273	10,122	10,319	10,260	10,246	9,828	9,935	9,870	9,710	9,087	9,150	9,729	9,899	9,944	9,211	9,560	10,232	10,049	10,284	10,240	10,000
Blackstone Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,627	10,557	10,408	10,349	10,577	10,541	10,906	10,724	10,476	10,194	10,180	10,048	10,308	10,252	10,382	10,527	10,107	9,622	9,739	10,032	10,171	10,101	10,102	10,303	10,258	9,944	10,285	9,958	9,905	9,459	9,525	10,041	10,454	10,236	10,576	10,547	11,159	11,510	11,648	11,892	11,909	11,943	11,972	12,189	12,240	12,080	12,187	12,074	11,923	12,157	12,369	12,479	12,314	12,094	12,082	12,126	12,144	11,769	11,665	11,614	11,390	11,651	11,573	11,427	11,361	11,448	11,372	11,489	11,260	11,291	11,047	10,899	10,931	10,796	10,859	10,696	10,484	10,451	10,569	10,661	10,650	10,668	10,715	10,797	10,973	10,857	10,955	10,826	10,788	10,670	10,710	10,808	10,702	10,525	10,534	10,373	10,258	10,242	10,194	10,080	10,127	10,546	10,847	10,787	10,840	10,759	10,454	10,596	10,457	10,182	9,960	9,874	9,822	9,987	9,966	9,916	9,904	9,882	9,926	10,106	10,000
Blackstone Index: MSCI World Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Total Return Index
Account Value	$ 26,079	27,295	27,485	26,542	27,242	26,039	26,560	26,072	25,392	24,948	24,442	23,383	24,274	23,505	22,540	22,268	21,219	19,391	19,966	20,858	21,360	20,660	19,475	19,656	19,308	18,716	19,169	17,898	18,685	17,462	16,288	17,949	18,724	17,342	18,980	18,951	20,659	20,094	20,609	21,756	20,859	21,319	20,172	21,036	20,519	20,152	19,851	19,557	18,679	18,069	17,611	17,783	17,055	15,116	15,590	16,140	15,124	14,428	14,050	13,394	12,069	13,899	15,175	15,264	14,815	14,406	14,045	13,746	14,026	13,953	13,085	13,873	13,391	13,208	12,817	11,888	12,861	12,710	13,713	13,632	13,459	13,048	13,050	12,956	12,801	13,078	13,637	12,950	12,773	12,496	12,261	11,988	11,965	11,682	11,632	11,381	11,209	11,083	10,779	10,522	10,273	10,122	10,319	10,260	10,246	9,828	9,935	9,870	9,710	9,087	9,150	9,729	9,899	9,944	9,211	9,560	10,232	10,049	10,284	10,240	10,000
Blackstone Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,627	$ 10,557	$ 10,408	$ 10,349	$ 10,577	$ 10,541	$ 10,906	$ 10,724	$ 10,476	$ 10,194	$ 10,180	$ 10,048	$ 10,308	$ 10,252	$ 10,382	$ 10,527	$ 10,107	$ 9,622	$ 9,739	$ 10,032	$ 10,171	$ 10,101	$ 10,102	$ 10,303	$ 10,258	$ 9,944	$ 10,285	$ 9,958	$ 9,905	$ 9,459	$ 9,525	$ 10,041	$ 10,454	$ 10,236	$ 10,576	$ 10,547	$ 11,159	$ 11,510	$ 11,648	$ 11,892	$ 11,909	$ 11,943	$ 11,972	$ 12,189	$ 12,240	$ 12,080	$ 12,187	$ 12,074	$ 11,923	$ 12,157	$ 12,369	$ 12,479	$ 12,314	$ 12,094	$ 12,082	$ 12,126	$ 12,144	$ 11,769	$ 11,665	$ 11,614	$ 11,390	$ 11,651	$ 11,573	$ 11,427	$ 11,361	$ 11,448	$ 11,372	$ 11,489	$ 11,260	$ 11,291	$ 11,047	$ 10,899	$ 10,931	$ 10,796	$ 10,859	$ 10,696	$ 10,484	$ 10,451	$ 10,569	$ 10,661	$ 10,650	$ 10,668	$ 10,715	$ 10,797	$ 10,973	$ 10,857	$ 10,955	$ 10,826	$ 10,788	$ 10,670	$ 10,710	$ 10,808	$ 10,702	$ 10,525	$ 10,534	$ 10,373	$ 10,258	$ 10,242	$ 10,194	$ 10,080	$ 10,127	$ 10,546	$ 10,847	$ 10,787	$ 10,840	$ 10,759	$ 10,454	$ 10,596	$ 10,457	$ 10,182	$ 9,960	$ 9,874	$ 9,822	$ 9,987	$ 9,966	$ 9,916	$ 9,904	$ 9,882	$ 9,926	$ 10,106	$ 10,000